REDEEMABLE SHARES	12 Months Ended
Dec. 31, 2022
REDEEMABLE SHARES
REDEEMABLE SHARES
15.	REDEEMABLE SHARES

In the second quarter of 2021, the Group signed agreements (the “Side Letters”) with its external shareholders holding 54,551,513 Class B ordinary shares, whereby the Group has agreed to provide an option for these shareholders to re-designate their ordinary shares to preferred shares in the event that the Company fails to complete an overseas IPO within twelve months following the dates of the agreements. Among all the preferred rights associated with the shares, the agreements provide the investors with the right to redeem if a Qualified-IPO has not been consummated by December 31, 2022. The redemption price of the redeemable shares shall be the issue price plus a compound interest rate of 8% per annum for each year such redeemable shares was outstanding, calculated from the date of payment of consideration for subscription through the date of redemption thereof (and calculated on a pro rata basis in case of a partial year) plus all declared but unpaid dividends thereon up to the date of actual payment of such redemption price, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers. The redemption right is exercised in the sequence of Series D, Series C+, Series C-1/C-2/C-3, Series B+, Series B, and Series A+ redeemable shares. Upon the completion of the Qualified-IPO, all the preferred rights (including the redemption rights) associated with the shares shall terminate.

The Company has accounted for these agreements as material amendments such that extinguishment accounting is applied to these shares at the agreement dates. Given these shares are redeemable upon an event not solely within the control of the Company, the Company has reclassified the 54,551,513 Class B ordinary shares from permanent equity to mezzanine equity at their current fair values and the difference is recorded as deemed dividend. The fair value of these shares at the agreement dates were determined to be RMB3,056,417 by the Company with the assistance of a third party valuer. The excess of fair value of redeemable shares over the carrying amounts of ordinary shares is recognized as deemed dividend in the amount of RMB2,131,572, by charging against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in-capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

15.REDEEMABLE SHARES (continued)

The details of redeemable shares are set out as below:

		Carrying value at	Change in	Carrying value at
	Number	the date of re-	carrying	December 31,
Series	of shares	classification	value	2021
		RMB	RMB	RMB
Series A+	3,029,522	284,480	—	284,480
Series B	7,881,155	742,091	—	742,091
Series B+	3,957,617	375,599	—	375,599
Series C-1	4,289,102	416,021	—	416,021
Series C-2	6,176,311	598,974	—	598,974
Series C-3	5,594,483	542,489	—	542,489
Series C+	956,657	96,763	—	96,763
Series D	22,666,666	2,404,316	79,758	2,484,074
Total	54,551,513	5,460,733	79,758	5,540,491

			Change in
	Number of	Carrying value at	carrying	Carrying value at
Series	shares	December 31, 2021	value	December 31, 2022
		RMB	RMB	RMB
Series A+	3,029,522	284,480	—	284,480
Series B	7,881,155	742,091	—	742,091
Series B+	3,957,617	375,599	—	375,599
Series C-1	4,289,102	416,021	—	416,021
Series C-2	6,176,311	598,974	—	598,974
Series C-3	5,594,483	542,489	—	542,489
Series C+	956,657	96,763	—	96,763
Series D	22,666,666	2,484,074	446,419	2,930,493
Total	54,551,513	5,540,491	446,419	5,986,910

Except for Series D shares, all of the other series shares have carrying value higher than their respective redemption value, as such, no accretion to redemption value is recorded. For Series D shares, the change in redemption value is RMB79,758 and RMB446,419, which are recorded as deemed dividends for the years ended December 31, 2021 and 2022 respectively. The redemption value of the redeemable shares as of December 31, 2022, which is the earliest redemption date of those redeemable shares, are listed as below:

Redemption
value as of
Series	December 31, 2022
RMB
Series A+	53,514
Series B	157,050
Series B+	110,451
Series C-1	226,775
Series C-2	324,984
Series C-3	292,483
Series C+	83,599
Series D	2,930,544
Total	4,179,400

As of December 31, 2022, no shareholder has elected re-designate ordinary shares to preferred shares . Upon completion of the IPO in 2023, the preferred rights associated with the shares were terminated.